Goodwill and intangible assets, net - Schedule of Breakdown of Goodwill Per Reporting Unit (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Indefinite-lived Intangible Assets [Line Items]
Balance of beginning of period	$ 38,733	$ 38,894
Other comprehensive Income / (Loss)	(2,625)	(161)
Balance at end of period	36,108	38,733
Argentina [Member]
Indefinite-lived Intangible Assets [Line Items]
Balance of beginning of period	1,866	2,187
Other comprehensive Income / (Loss)	(664)	(321)
Balance at end of period	1,202	1,866
Brazil [Member]
Indefinite-lived Intangible Assets [Line Items]
Balance of beginning of period	12,766	12,959
Other comprehensive Income / (Loss)	(1,871)	(193)
Balance at end of period	10,895	12,766
Mexico [Member]
Indefinite-lived Intangible Assets [Line Items]
Balance of beginning of period	7,262	6,909
Other comprehensive Income / (Loss)	(90)	353
Balance at end of period	7,172	7,262
Uruguay [Member]
Indefinite-lived Intangible Assets [Line Items]
Balance of beginning of period	16,839	16,839
Balance at end of period	$ 16,839	$ 16,839